Commitments and Contingencies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Abstract]
Commitments amount
Final Settlement					9,225	$ 12,500
Contributed value					158,603
Total revenue	$ 605,529	$ 316,530	$ 1,220,092	$ 459,350	$ 1,712,595		$ 766,277
Revenue percentage					9.26%